March 1, 2023

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc.

  T. Rowe Price QM U.S. Bond ETF

 File Nos.: 333-235450/811-23494

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Fund’s prospectus and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on February 27, 2023.

The Fund’s prospectus and SAI went effective automatically on March 1, 2023.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Sonia Kurian at 410-577-4847.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman